Note 4 - Notes Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Financing Receivables [Text Block]
NOTE
5
– NOTES RECEIVABLE

In
July 2017,
the Company began to advance funds to CytoBioscience for working capital for CytoBioscience’s business. All the notes receivable bear simple interest at
8%
and were due in full on
December 31, 2017.
All the notes are covered by a security interest in all of CytoBioscience’s accounts receivable and related rights in connection with all of the advances. The principal amount of the secured promissory notes receivable from CytoBioscience totaled
$1,070,000
as of
December 31, 2017.
In
March 2018,
the Company executed a new note replacing all previous CytoBioscience notes for
$1,112,524,
plus interest paid monthly at the per annum rate of (
8%
) on the principal amount. The secured note has a term of
two
years with the unpaid principal and unpaid accrued interest due and payable on
February 28, 2020.

In
October 2017,
the Company advanced
$600,000
for working capital for Helomics’ business. Additionally, in
December 2017,
the Company advanced
$67,512
to De Lage Landen as
fifty
percent (
50%
) down payment for a lease to purchase certain equipment. The note is covered by a security interest in certain equipment of Helomics. In
March 2018,
the Company converted
$500,000
of the note receivable into
833,333
shares of common stock for an additional
5%
interest in Helomics Corporation. The Company now has an equity stake in Helomics totaling
25%.
The Company is currently negotiating terms for payment on the remaining
$167,512
plus interest. Upon completion of the merger with Helomics the note would be eliminated on a consolidated basis.

NOTE
4–
NOTES RECEIVABLE

In
July 2017,
the Company began to advance funds to CytoBioscience for working capital for CytoBioscience’s business. All the notes receivable bear simple interest at
8%
and are due in full on
December 31, 2017.
All the notes are covered by a security interest in all of CytoBioscience’s accounts receivable and related rights in connection with all of the advances. The principal amount of the secured promissory notes receivable from CytoBioscience totaled
$1,070,000
as of
December 31, 2017.
In
March 2018,
the Company executed a new note replacing all previous CytoBioscience notes for
$1,112,524,
plus interest paid monthly at the per annum rate of
eight
percent (
8%
) on the principal amount. The secured note has a term of
two
years with the unpaid principal and unpaid accrued interest due and payable on
February 28, 2020.

The Company advanced
$600,000
for working capital for Helomics’ business. The notes receivable bear simple interest at
8%
and is due in full on
April 30, 2018.
Additionally, in
December 2017,
the Company advanced
$67,512.10
to De Lage Landen as
fifty
percent (
50%
) down payment for a lease to purchase certain equipment. The note is covered by a security interest in certain equipment of Helomics. In
March 2018,
the Company converted
$500,000
of the note receivable into
833,333
shares of common stock for an additional
5%
interest in Helomics Corporation. The Company now has an equity stake in Helomics totaling
25%.
The Company is currently negotiating terms for payment on the remaining
$167,512.10
plus interest.